Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Inventories, Net [Abstract]
Impairment for Inventories	$ 211,356	$ 468,941	$ 288,604